Installment Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income on loans	¥ 169,401	¥ 166,966	¥ 148,863
Loans held for sale in installment loans	72,658	127,194
Loans held for sale measured at fair value	63,272	90,893
Installment loans	3,670,784	3,740,486
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	12,351	13,218
Fair value at the acquisition date of purchased loans acquired during the period	¥ 2,704	2,983
Purchased loans | Class Of Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans for which valuation allowances were provided		¥ 1,497